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April 15, 2010

Via EDGAR

Ms. Rebecca A. Marquigny
U.S. Securities and Exchange Commission
Office of Disclosure and Review
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549-0505

Re:	First Eagle Variable Funds
Post-Effective Amendment No. 17 under the Securities Act of 1933 Amendment No. 19 under the Investment Company Act of 1940

Dear Ms. Marquigny:

On behalf of First Eagle Variable Funds, we herewith transmit for filing, under the Securities Act of 1933, Post-Effective Amendment No. 17 and, under the Investment Company Act of 1940, Amendment No. 19 to the First Eagle Variable Funds’ Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that it become effective on April 30, 2010.

If you have any questions or comments concerning the Registration Statement, please call me at (212) 848-8531 or Nathan J. Greene at (212) 848-4668.

Very truly yours,

/s/ Michael J. Blankenship
Michael J. Blankenship

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